NON-CONTROLLING INTERESTS - Summarized Statements of Profit or Loss and Other Comprehensive Income (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Noncontrolling Interests
Revenue	Rp 147,306	$ 9,462	Rp 143,210	Rp 136,447
Other expense - net	35	3	162	810
Profit before income tax	36,430	2,340	43,739	39,147
Income tax expense - net	(8,710)	(559)	(9,640)	(9,257)
PROFIT FOR THE YEAR	27,720	1,781	34,099	29,890
Other comprehensive income (loss) - net	1,767	113	1,980	(3,581)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	29,487	1,894	36,079	26,309
Attributable to non-controlling interests	7,038	$ 452	9,195	8,469
Telkomsel
Noncontrolling Interests
Revenue	89,039		87,506	87,103
Operating expenses	(59,332)		(52,356)	(55,834)
Other expense - net	(5,375)		(1,980)	451
Profit before income tax	24,332		33,170	31,720
Income tax expense - net	(5,805)		(6,931)	(6,436)
PROFIT FOR THE YEAR	18,527		26,239	25,284
Other comprehensive income (loss) - net	145		(75)	(1,054)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	18,672		26,164	24,230
Attributable to non-controlling interests	6,476		9,183	8,849
Dividend paid to non-controlling interest	9,784		13,204	Rp 7,725
Mitratel
Noncontrolling Interests
Revenue	7,729		6,870
Operating expenses	(4,567)		(4,123)
Other expense - net	(1,195)		(820)
Profit before income tax	1,967		1,927
Income tax expense - net	(175)		(494)
PROFIT FOR THE YEAR	1,792		1,433
Other comprehensive income (loss) - net	(1)		8
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,791		1,441
Attributable to non-controlling interests	504		Rp 79
Dividend paid to non-controlling interest	Rp 272